Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income	€ 189,608	€ 118,315
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	394,363	512,443
Change in deferred taxes, net	(30,487)	(44,365)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	62,972	(11,367)
Income from equity method investees	(47,833)	(28,843)
Interest expense, net	80,737	88,188
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(306,943)	(669,126)
Inventories	(70,947)	(40,995)
Other current and non-current assets	31,658	(17,927)
Accounts receivable from related parties	13,802	116,405
Accounts payable to related parties	50,322	(14,296)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(155,506)	140,895
Income tax liabilities	52,590	64,213
Received dividends from investments in equity method investees	561	1,472
Paid interest	(83,579)	(83,423)
Received interest	14,258	15,547
Paid income taxes	(32,752)	(19,828)
Net cash provided by (used in) operating activities	162,824	127,308
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(145,760)	(133,900)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(6,232)	892
Investments in debt securities	(11,570)	(188)
Proceeds from sale of property, plant and equipment	3,465	4,406
Proceeds from divestitures, net of cash disposed	18,914	39,687
Proceeds from sale of debt securities	32,942	20,736
Net cash provided by (used in) investing activities	(108,241)	(68,367)
Financing activities
Proceeds from short-term debt from unrelated parties	92,113	11,505
Repayments of short-term debt from unrelated parties	(605)	(356,359)
Proceeds from long-term debt	14,096	9,288
Repayments of long-term debt	(14,388)	(16,445)
Repayments of lease liabilities from unrelated parties	(163,943)	(155,928)
Repayments of lease liabilities from related parties	(6,282)	(6,197)
Increase (decrease) of accounts receivable facility		276,297
Distributions to noncontrolling interests	(64,409)	(56,948)
Contributions from noncontrolling interests	4,630	5,130
Net cash provided by (used in) financing activities	(138,788)	(289,657)
Effect of exchange rate changes on cash and cash equivalents	(22,434)	(4,514)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(106,639)	(235,230)
Cash and cash equivalents at beginning of period	1,185,328	1,427,225
Cash and cash equivalents at end of period	1,078,689	1,191,995
Thereof: cash and cash equivalents within the disposal groups	€ 7,401	€ 43,734